Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	4 Months Ended	12 Months Ended		13 Months Ended	16 Months Ended	24 Months Ended	25 Months Ended	28 Months Ended	36 Months Ended	37 Months Ended	40 Months Ended	48 Months Ended	49 Months Ended	52 Months Ended	60 Months Ended	61 Months Ended	73 Months Ended	85 Months Ended
	Jun. 28, 2021	Oct. 31, 2020	Oct. 26, 2020	Oct. 01, 2018	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000218404
Account Value [Line Items]
Line Graph and Table Measure Name							LeaderShares AlphaFactor Tactical Focused ETF
Accumulated Value		$ 9,636	$ 10,000					$ 14,088			$ 13,699			$ 13,519			$ 17,295			$ 17,193
C000200720
Account Value [Line Items]
Line Graph and Table Measure Name							LeaderShares AlphaFactor US Core Equity ETF
Accumulated Value				$ 10,000	$ 9,140				$ 10,251			$ 10,038			$ 13,741			$ 12,399			$ 12,606	$ 16,991	$ 18,407
C000228396
Account Value [Line Items]
Line Graph and Table Measure Name							LeaderShares Dynamic Yield ETF
Accumulated Value	$ 10,000					$ 10,088				$ 8,832			$ 9,112			$ 10,005			$ 10,463
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 9,617	$ 10,000					$ 13,744			$ 11,736			$ 12,926			$ 17,840			$ 21,667
Leadershares AlphaFactor US Core Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name							Leadershares AlphaFactor US Core Equity Index
Accumulated Value				10,000	9,142				10,358			10,237			14,165			12,853			13,165	17,927	19,646
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000					$ 10,016				$ 8,445			$ 8,476			$ 9,369			$ 9,946
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000	$ 9,283				$ 10,612			$ 11,643			$ 16,639			$ 14,208			$ 15,649	$ 21,599	$ 26,232